Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 527,052	$ 603,948
Short-term investments	4,202	2,104
Trade and other receivables	24,202	31,983
Inventories	43,770	56,417
Prepaid expenses and other current assets	2,207	4,426
Total current assets	601,433	698,878
Non-current assets:
Property, plant and equipment	32,195	30,424
Intangible assets	248	1,757
Equity-accounted investment	0	8,238
Long-term financial investments	48,006	37,515
Other long-term assets	506	495
Total assets	682,388	777,307
Current liabilities:
Trade and other payables	28,788	35,637
Deferred revenue	8,408	6,643
Provisions and other current liabilities	20,386	30,407
Current lease liabilities	3,412	2,899
Total current liabilities	60,994	75,586
Non-current liabilities:
Non-current lease liabilities	18,728	20,995
Deferred gain on finance lease liability	0	69
Non-current deferred revenue	9,917	4,989
Other non-current liabilities and employee future benefits	2,819	2,678
Total liabilities	92,458	104,317
Equity:
Share capital	2,433,244	2,428,618
Contributed surplus	310,041	309,974
Accumulated deficit	(2,151,751)	(2,060,837)
Foreign currency reserve	(1,604)	(4,765)
Total equity	589,930	672,990
Total liabilities and equity	$ 682,388	$ 777,307